Revenues - Summary of Other Operating Revenues (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of revenue [line Items]
Other revenue	R$ 1,585	R$ 1,484	R$ 1,421
Charged service [member]
Disclosure of revenue [line Items]
Other revenue	14	10	6
Telecoms services [Member]
Disclosure of revenue [line Items]
Other revenue	0	149	137
Services rendered [Member]
Disclosure of revenue [line Items]
Other revenue	188	156	167
Subsidies [Member]
Disclosure of revenue [line Items]
Other revenue	1,136	1,034	1,001
Rental and leasing [member]
Disclosure of revenue [line Items]
Other revenue	90	121	105
Reimbursement for decontracted supply [member]
Disclosure of revenue [line Items]
Other revenue	145
Other [Member]
Disclosure of revenue [line Items]
Other revenue	R$ 12	R$ 14	R$ 5